CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Operating activities:
Net loss	$ (5,075,122)	$ (33,633,793)	$ (258,919,494)
Adjustment to reconcile net loss to net cash provided by (used in) operating activities:
Impairment of long-lived assets			202,756,739
Inventory write-down	$ 619,858	$ 808,031	740,087
Depreciation	90,112,980	90,223,634	112,894,150
Amortization of deferred convertible notes issuance costs and premium	764,527	933,152	784,456
Allowance of doubtful receivables, advance to suppliers and prepayment for purchases of property, plant and equipment	117,520	5,710,167	3,658,491
Losses (gains) on derivatives	6,030,915	(6,057,941)	(633,964)
Share-based compensation	1,527,494	2,240,126	1,626,560
Loss on disposal of long-lived assets	$ 4,658,023	$ 1,486,466	631,567
Customer advance forfeited			(34,706,867)
Provision(reversal) for litigation			(4,017,232)
Gain on disposal of land use right		$ (64,283)	(4,693,760)
Fair value change of warrant liability	$ (1,312,500)	$ (7,455,000)	$ (3,202,500)
Gain from settlement of certain payable	(9,125,954)
Gains on repurchase of convertible notes	$ (13,693,269)	$ (7,048,188)
Gain on disposal of subsidiaries		(8,253,229)
Changes in assets and liabilities:
Accounts receivable	$ (28,886,971)	27,669,692	$ (18,563,418)
Notes receivable	(29,876,409)	17,940,468	(6,798,635)
Inventories	121,765,462	(19,210,219)	(97,019,340)
Advances to suppliers	8,282,514	(8,237,614)	10,145,556
Amounts due to/from related parties	(432,998)	(1,508,056)	476,787
Value added tax recoverable	4,279,053	(2,370,868)	(7,841,886)
Prepaid expenses and other current assets	15,169,401	40,319,263	9,726,118
Prepaid land use right	694,895	512,595	8,207,466
Accounts payable	(158,969,132)	(174,893,352)	156,692,295
Advances from customers	(58,666,118)	(15,231,114)	67,651,345
Income tax payables	(2,423,668)	(3,795,493)	2,869,657
Other current liabilities	(2,951,445)	$ 9,224,022	$ 3,877,495
Deferred revenue	$ 32,376,386
Other non-current assets		$ (158,952)
Other long-term liabilities	$ (1,728,349)	(2,874,319)	$ (8,689,735)
Accrued warranty expense	5,759,388	8,043,681	9,842,133
Deferred tax assets	2,537,916	(2,151,417)	(3,832,046)
Project assets and deferred project costs	20,655,210	(33,856,418)	(25,100,741)
Net cash provided by (used in) operating activities	2,209,607	(121,688,959)	118,561,284
Investing activities:
Purchases of property, plant and equipment	(14,437,852)	(51,813,162)	(90,139,831)
Advances for purchases of property, plant and equipment	$ (2,383,131)	(2,699,262)	(36,098,206)
Cash received from government subsidy		12,218,438	16,819,424
Proceeds from disposal of property, plant and equipment	$ 5,751,414	93,411	$ 442,134
Proceeds from disposal of subsidiaries, net of cash disposed		18,679,663
Changes in restricted cash	$ (24,503,612)	$ 134,584,395	$ (80,916,131)
Increase in investments	(83,150)
Net cash received (paid) on settlement of derivatives	(4,371,142)	$ 4,397,504	$ 290,341
Net cash provided by (used in) investing activities	(40,027,473)	115,460,987	(189,602,269)
Financing activities:
Proceeds from bank borrowings	1,100,033,042	1,063,769,258	$ 1,452,032,406
Proceeds from related parties	3,000,000	$ 4,000,000
Repayment to related parties	(7,000,000)
Repayment of bank borrowings	$ (1,052,642,690)	$ (1,045,904,061)	$ (1,450,351,941)
Cash paid for issuance costs			(4,551,958)
Proceeds from exercise of stock options	$ 640,680	$ 993,329	$ 477,829
Repurchase of convertible notes	$ (54,376,600)	$ (9,809,860)
Proceeds from issuance of common shares and detachable warrant			$ 70,050,000
Repurchase from non-controlling interests			$ (36,244)
Cash paid for ADSs repurchase	$ (812,183)
Net cash provided by (used in) financing activities	(11,157,751)	$ 13,048,666	$ 67,620,092
Effect of exchange rate changes	(12,826,762)	6,254,232	(3,089,712)
Net increase (decrease) in cash and cash equivalents	(61,802,379)	13,074,926	(6,510,605)
Cash and cash equivalents, beginning of year	99,847,604	86,772,678	93,283,283
Cash and cash equivalents, end of year	$ 38,045,225	99,847,604	86,772,678
Supplemental schedule of non-cash transactions
Project assets reclassified to property, plant and equipment, net		27,127,591	16,672,267
Payables for purchase of property, plant and equipment	$ 37,754,500	45,377,459	12,932,775
Bank notes, included in notes receivable, used to purchase equipment	24,984,882	13,321,415	18,238,523
Supplemental disclosure of cash flow information
Interest paid	44,833,732	42,309,295	52,566,232
Income tax paid (return)	$ 2,395,594	$ 5,866,131	$ (1,343,124)